Maximum Exposure or Notional Amount Under Guarantee Contracts (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 4,291	¥ 3,803
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,226	1,985
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	325	399
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	184	170
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,556	1,249
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	140	158
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	14,936	11,158
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	22,216	21,422
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,147	1,125
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	103	173
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	149	42
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,112	991
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	14,756	10,962
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,163	8,643
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	815	708
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	47	21
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	35	128
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	360	220
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	110	125
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	51	78
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	9,754	11,391
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	264	152
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	175	205
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	84	38
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	30	33
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	129	118
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,299	¥ 1,388